INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Valuation Allowance [Line Items]
Unrecognized tax benefits (expense)	$ (3,455)	$ (7,797)	$ 3,896
Net operating losses that can be carried forward indefinitely	606,900
Valuation allowance	60,501	29,906
Unrecognized tax benefits that would impact effective tax rate	33,900	34,700
Accrued interest and penalties	900	$ 400
France, Malta, South Africa, Singapore, Spain, Mexico and Philippines
Valuation Allowance [Line Items]
Valuation allowance	$ 60,500